Derivative Financial Instruments - Additional Information (Detail) $ in Thousands, د.إ in Millions, $ in Millions						12 Months Ended
	Mar. 01, 2022 USD ($)	Mar. 02, 2020 MXN ($)	Feb. 27, 2019 MXN ($)	Feb. 26, 2019 MXN ($)	May 04, 2017	Dec. 31, 2024 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Mar. 01, 2022 AED (د.إ)	Dec. 31, 2019	May 02, 2017 MXN ($)
Disclosure of detailed information about financial instruments [Line Items]
Issuance of debt securities						$ 36,903,722		$ 31,255,588		$ 26,457,588
Gain (loss) on derivative financial instruments										6,765
Capitalization interest rate one												1.75%
Amount recognized as application of coverage in finance and interest income										1,228
Gain (loss) on sale of derivatives										$ 6,765
Debt instrument interest rate period										SOFR 1 month rate
Second Loan [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate	1.785%										1.785%
Debt securities, value	$ 30.0
Borrowings Interest Rate Bearing Loan	2.85%										2.85%
M B J Airports Limited [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt securities, value	$ 34.0
Debt instrument interest rate period	30-day Libor interest rate
Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate	1.59%										1.59%
Debt securities, value | د.إ											د.إ 4.0
Borrowings Interest Rate Bearing Loan	3.10%										3.10%
Gain (loss) on sale of derivatives						146,711		152,487		$ 45,669
Amount recognized as derivative finance income (cost)										19,633
Cash Flow Hedges [Member]
Disclosure of detailed information about financial instruments [Line Items]
Reserve for loss of the fair value						$ 4,583		60,718		130,624
TIIE Rate [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate		6.33%	8.03%	8.0315%									7.21%
SOFR 1-Month Interest Plus 3.10% [Member]
Disclosure of detailed information about financial instruments [Line Items]
Borrowings interest rate basis	3.10
Interest rate	1.59%										1.59%
Debt securities, value	$ 4.0
Borrowings Interest Rate Bearing Loan	3.10%										3.10%
Debt instrument interest rate period	SOFR 1-month interest plus 3.10%
SOFR 1-Month Plus 2.85% [Member]
Disclosure of detailed information about financial instruments [Line Items]
Interest rate	1.785%										1.785%
Debt securities, value	$ 30.0
Borrowings Interest Rate Bearing Loan	2.85%										2.85%
Debt instrument interest rate period	SOFR 1-month plus 2.85%
TIIE Rate Plus 49 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis						these stock certificates were placed at a 28-day TIIE variable rate plus 49 basis points	these stock certificates were placed at a 28-day TIIE variable rate plus 49 basis points
Debt instrument interest rate					7.21%
TIIE Rate Plus 49 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives										5,066
TIIE Rate Plus 44 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis						these stock certificates were placed at a 28-day TIIE variable rate plus 44 basis points	these stock certificates were placed at a 28-day TIIE variable rate plus 44 basis points
Debt instrument interest rate				8.0315%
TIIE Rate Plus 44 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives										4,295
TIIE Variable Rate Plus 45 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis						these stock certificates were placed at a 28-day TIIE variable rate plus 45 basis points	these stock certificates were placed at a 28-day TIIE variable rate plus 45 basis points
Debt instrument interest rate			8.03%
TIIE Variable Rate Plus 45 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)						$ 23,715		101,504		14,909
TIIE Variable Rate Plus 45 Basis Point [Member] | Cash Flow Hedges [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)										25,707
TIIE Rate Plus 17 Basis Point [Member]
Disclosure of detailed information about financial instruments [Line Items]
Description of derivative instruments variable interest rate basis						these stock certificates were placed at a 28-day TIIE variable rate plus 17 basis points	these stock certificates were placed at a 28-day TIIE variable rate plus 17 basis points
Debt instrument interest rate		6.332%
TIIE Rate Plus 17 Basis Point [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Amount recognized as derivative finance income (cost)										4,158
SOFR 1-Month According To Agreed Fixed Rate [Member] | Interest rate swaps [Member]
Disclosure of detailed information about financial instruments [Line Items]
Gain (loss) on sale of derivatives							$ 0.1	$ 355,000	$ 0.1
Amount recognized as derivative finance income (cost)										$ 200
Debt securities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Debt securities, value		$ 3,000,000	$ 3,000,000	$ 2,300,000									$ 1,500,000